Accumulated Losses - Summary of Accumulated Losses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Beginning balance	$ 21,506	$ 18,837	$ 23,878
Loss after income tax benefit for the year	(11,640)	(5,690)	(24,778)
Ending balance	18,744	21,506	18,837
Accumulated Losses [Member]
Beginning balance	(135,748)	(131,369)	(107,791)
Loss after income tax benefit for the year	(11,640)	(5,690)	(24,778)
Transfer from share-based payment reserve for expired options	553	1,311	1,200
Ending balance	$ (146,835)	$ (135,748)	$ (131,369)